Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	December 31, 2014	December 31, 2013
Financial assets
Derivatives not designated in a hedging relationship
Current - commodity swaps	$-	$2,149
Long-term - commodity swaps	$-	$670
Long-term - interest rate swaps	$5,315	$19,199

Financial liabilities
Derivatives not designated in a hedging relationship
Current - interest rate swaps	$13,174	$9,863
Long-term - interest rate swaps	$10,041	$9,870
Current - commodity swaps	$3,384	$-
Current - wood waste supply agreement	$-	$208
Long-term - wood waste supply agreement	$-	$598

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$41,636	$-	$-	$41,636
Funded landfill post-closure costs	11,365	-	-	11,365
Other assets - interest rate swaps	-	5,315	-	5,315
Other liabilities - commodity swaps	-	-	(3,384)	(3,384)
Other liabilities - interest rate swaps	-	(23,215)	-	(23,215)
	$53,001	$(17,900)	$(3,384)	$31,717

			December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Cash and cash equivalents	$31,980	$-	$-	$31,980
Funded landfill post-closure costs	10,690	-	-	10,690
Other assets - commodity swaps	-	-	2,819	2,819
Other assets - interest rate swaps	-	19,199	-	19,199
Other liabilities - interest rate swaps	-	(19,733)	-	(19,733)
Other liabilities - wood waste supply agreement	-	-	(806)	(806)
	$42,670	$(534)	$2,013	$44,149

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	December 31
Significant unobservable inputs (Level 3)	2014	2013

Balance, beginning of year	$2,013	$2,064
Realized gains included in the statement of operations, during the year	883	1,308
Unrealized (losses) gains included in the statement of operations, during the year	(6,081)	867
Unrealized gains (losses) included in accumulated other comprehensive loss, during the year	643	(913)
Settlements	(883)	(1,308)
Foreign currency translation adjustment	41	(5)
Balance, end of year	$(3,384)	$2,013

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]

	December 31
	2014	2013

Derivatives designated as cash flow hedges, net of income tax
Other comprehensive loss, commodity swaps	$-	$(1,051)
Total other comprehensive loss, net of income tax	$-	$(1,051)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	December 31
	2014	2013

Reclassifications from accumulated other comprehensive income or loss to net income or loss
Gains on cash flow hedges:
Commodity swaps - recorded in operating expenses	$643	$704
Income tax - recorded in income tax expense or recovery	(225)	(247)
Total amount reclassified from accumulated other comprehensive income or loss	$418	$457

Schedule Of Commodity Swap Derivative Instruments United States [Table Text Block]
U.S. fuel hedges
Date entered	Notional amount (gallons per month expressed in gallons)	Diesel rate paid (expressed in dollars)	Diesel rate received variable	Effective date	Expiration date

June 21, 2012	150,000	$3.62	Diesel Fuel Index	January 1, 2015	December 31, 2015
June 1, 2012	150,000	$3.72	Diesel Fuel Index	January 1, 2015	December 31, 2015

Schedule Of Commodity Swap Derivative Instruments Canada [Table Text Block]
Canadian fuel hedges
Date entered	Notional amount (litres per month expressed in litres)	Diesel rate paid (expressed in C$)	Diesel rate received variable	Effective date	Expiration date

June 4, 2012	520,000	$0.57	NYMEX WTI Index	January 1, 2015	December 31, 2015

Schedule Of Interest Rate Swap Derivative Instruments [Table Text Block]
Interest rate swaps
Date entered	Notional amount	Fixed interest rate (plus applicable margin)	Variable interest rate received	Effective date	Expiration date

August 30, 2013	$35,000	2.97%	0.23%	September 30, 2013	September 29, 2023
August 30, 2013	$40,000	2.96%	0.23%	September 30, 2013	September 29, 2023
September 6, 2013	$25,000	1.10%	0.23%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.10%	0.23%	September 30, 2013	September 30, 2016
September 6, 2013	$25,000	1.95%	0.23%	September 30, 2013	September 28, 2018
September 6, 2013	$25,000	1.95%	0.23%	September 30, 2013	September 28, 2018
September 19, 2013	$25,000	2.30%	0.23%	September 30, 2013	September 30, 2020
September 19, 2013	$25,000	2.30%	0.23%	September 30, 2013	September 30, 2020
September 24, 2013	$25,000	1.60%	0.23%	September 30, 2013	September 28, 2018
September 24, 2013	$25,000	1.60%	0.23%	September 30, 2013	September 28, 2018
October 21, 2013	$25,000	1.51%	0.23%	October 31, 2013	September 28, 2018
October 21, 2013	$25,000	1.53%	0.23%	October 31, 2013	September 28, 2018
October 25, 2013	$15,000	2.65%	0.23%	October 31, 2013	September 29, 2023
October 25, 2013	$20,000	2.64%	0.23%	October 31, 2013	September 29, 2023
November 5, 2013	$25,000	1.50%	0.23%	November 7, 2013	September 28, 2018
November 5, 2013	$25,000	1.50%	0.23%	November 7, 2013	September 28, 2018
December 11, 2013	$20,000	2.18%	0.23%	December 13, 2013	September 30, 2020
December 11, 2013	$20,000	2.17%	0.23%	December 13, 2013	September 30, 2020
December 30, 2013	$10,000	2.96%	0.23%	January 2, 2014	September 29, 2023
December 30, 2013	$15,000	0.75%	0.23%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	0.79%	0.23%	January 2, 2014	September 30, 2016
December 30, 2013	$15,000	1.62%	0.23%	January 2, 2014	September 28, 2018
December 30, 2013	$30,000	1.66%	0.23%	January 2, 2014	September 28, 2018
March 4, 2014	$25,000	2.25%	0.23%	March 31, 2014	March 31, 2021
March 4, 2014	$25,000	2.26%	0.23%	March 31, 2014	March 28, 2024
March 4, 2014	$25,000	2.25%	0.23%	March 31, 2014	March 31, 2021
March 4, 2014	$25,000	2.78%	0.23%	March 31, 2014	March 28, 2024
March 17, 2014	$20,000	1.67%	0.23%	March 31, 2014	March 29, 2019
March 17, 2014	$20,000	1.67%	0.23%	March 31, 2014	March 29, 2019
March 17, 2014	$20,000	2.27%	0.23%	March 31, 2014	March 31, 2021
March 17, 2014	$20,000	2.26%	0.23%	March 31, 2014	March 31, 2021
March 17, 2014	$30,000	2.79%	0.23%	March 31, 2014	March 28, 2024
March 28, 2014	$35,000	1.64%	0.23%	March 31, 2014	September 30, 2018
March 28, 2014	$25,000	1.03%	0.23%	March 31, 2014	March 31, 2017
July 24, 2014	$20,000	2.65%	0.23%	July 31, 2014	June 28, 2024

Derivative Contractual Obligation Fiscal Year Maturity Schedule [Table Text Block]
				December 31, 2014
		Payments due
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years

Derivative
Interest rate swaps	$23,392	$13,173	$8,078	$1,496	$645
Commodity swaps	$3,384	$3,384	$-	$-	$-

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

	December 31
	2014	2013

Net loss (gain) on financial instruments
Funded landfill post-closure costs	$(94)	$(87)
Interest rate swaps	18,227	(3,251)
Fuel hedges	6,862	(1,699)
Wood waste supply agreement	(781)	832
Foreign currency exchange agreements	-	(77)
	$24,214	$(4,282)